Schedule of Income (Loss) Per Share Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Income (Loss) for the year	$ 456,817	$ 353,140	$ (2,012,056)
Basic weighted average number of common shares outstanding	131,304,499	131,304,499	131,305,254
Diluted weighted average number of common shares outstanding	131,304,499	131,304,499	131,305,254
Basic loss per common share outstanding	$ 0.00	$ 0.00	$ (0.02)
Diluted loss per common share outstanding	$ 0.00	$ 0.00	$ (0.02)